ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities - additional disclosures (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES
Purchase consideration payable, current			¥ 529,648	$ 74,599	¥ 1,208,985
Purchase consideration payable, non current			149,084	20,998
Other accrued liabilities recorded as current			73,547	10,358	98,946
Other accrued liabilities recorded as noncurrent			36,642	5,161	45,021
Other Current Liabilities
ACCRUED EXPENSES AND OTHER LIABILITIES
Other accrued liabilities recorded as current			10,945	1,542	10,762
Other Noncurrent Liabilities
ACCRUED EXPENSES AND OTHER LIABILITIES
Other accrued liabilities recorded as noncurrent			¥ 3,648	$ 514	¥ 14,350
ADS Reimbursement
ACCRUED EXPENSES AND OTHER LIABILITIES
Reimbursement received from the depository for the establishment and maintenance of the ads program	¥ 47,597	$ 7,469